Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, authorized	1,000,000	1,000,000	1,000,000
Preferred shares, issued	0	0	0
Preferred shares, outstanding	0	0	0
Class A Ordinary Shares
Temporary equity shares subject to possible redemption	45,000,000	45,000,000	0
Temporary equity shares redemption per share	$ 10.00	$ 10.00	$ 10.00
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, issued	0	0	0
Ordinary shares, outstanding	0	0	0
Ordinary shares subject to possible redemption	45,000,000	45,000,000	0
Class F Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, issued	11,250,000	11,250,000	20,000,000
Ordinary shares, outstanding	11,250,000	11,250,000	20,000,000